Other operating income (expenses), net (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Other Operating Income Expenses Net
Related to estimated losses with construction works and projects	R$ 164,022
Expenses related to the privatization process	R$ 99,653